Risk Management and Fair Value Measurements - Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessel Name
Financial derivative instrument - Fair value at the beginning of the period	$ (1)	$ (28)
Financial derivative instrument - Fair value as at period end		1
Loss from financial derivative instrument	$ (1)	$ (27)	$ (19)